Dividend Restrictions and Statutory Requirements (Details) $ in Millions, $ in Millions		12 Months Ended
	Mar. 18, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 SGD ($)
Statutory Accounting Practices [Line Items]
Restriction on common dividends	67.00%	67.00%
Partner Reinsurance [Member]
Statutory Accounting Practices [Line Items]
Percent of enhanced capital requirement		120.00%			120.00%
Statutory Amount Available For Dividend Payments		$ 921
Statutory net income		138	$ (69)	$ 531
Required statutory capital and surplus		2,260	1,767
Actual statutory capital and surplus		4,274	3,683
PartnerRe Europe [Member]
Statutory Accounting Practices [Line Items]
Statutory net income		1	153	61
Required statutory capital and surplus		1,488	1,639
Actual statutory capital and surplus		$ 2,169	2,215
Partner Re US [Member]
Statutory Accounting Practices [Line Items]
Percent of statutory capital that can be paid as dividends		10.00%			10.00%
Statutory net income		$ (197)	24	72
Required statutory capital and surplus		732	662
Actual statutory capital and surplus		$ 1,094	1,336
PartnerRe Asia
Statutory Accounting Practices [Line Items]
Percent of enhanced capital requirement		120.00%			120.00%
Statutory net income		$ (40)	18	$ 43
Required statutory capital and surplus		56	57		$ 25
Actual statutory capital and surplus		$ 208	$ 246